STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

NOTE 4 - Stockholders' Equity

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share with such rights, preferences and limitation as may be set from time to time by resolution of the board of directors and the filing of a certificate of designation as required by Delaware General Corporation Law.

Common Stock

The issuances of common stock during the nine months ended March 31, 2013 were as follows:

During the nine months ended March 31, 2013, the Company has issued 1,333,820 shares of common stock in exchange for $810,003 in connection with the Purchase Agreement with Lincoln Park Capital.

In August 2012, the Company issued 256,000 shares of common stock in exchange for $128,000 in connection with private placement transactions with two accredited investors.

In September 2012, the Company issued 1,740,000 shares of common stock in exchange for $870,000 in connection with the exercise of 1,640,000 warrants and 100,000 options to purchase shares of the Company's common stock related to an offer by the Company to reduce the exercise price to $0.50 per share. The original exercise prices of the warrants and options ranged from $1.25 to $1.75 per share. The cost of repricing warrants recognized by the Company amounted to $70,491 for the three months ended September 30, 2012. The cost represents the incremental increase in the fair value of the repriced warrants and options as compared to the original warrants and options granted, valued on the exercise date. The fair value of the warrants and options was determined using the Black-Scholes option pricing model.

In October 2012, the Company issued 80,000 shares of common in exchange for $40,000 in connection with the exercise of warrants at $0.50 per share.

In September 2012, our principal shareholder converted his $322,996 convertible original issue discount note which was due on September 28, 2012 into 665,992 shares of common stock.

In February 2013, the Company issued 210,226 shares of common stock to its principal shareholder as payment of accrued interest in the amount of $73,579. The Company recorded a loss on conversion of interest of $4,204 in connection with this transaction representing the difference between the conversion price of $0.35 per share and the fair market value of the stock on the date of conversion, $0.37 per share.

In February 2013, the Company issued 1,285,714 shares of common stock in connection with a private placement with its principal shareholder in exchange for $450,000.

In February 2013, the Company issued 241,379 shares of common stock each to its Chief Executive Officer and its Chief Technology Officer in exchange for $280,000 in connection with private placements.

In February and March 2013, the Company issued 857,142 shares of common stock in exchange for $300,000 in connection with private placements with consultants who are accredited investors.

In February 2013, the Company issued 172,412 shares of common stock in exchange for $100,000 in connection with private placements with two accredited investors.

In February 2013, the Company issued 205,000 shares of common stock in connection with the conversion of a convertible original issue discount note in the amount of $102,500.

In March 2013, the Company issued 9,171 shares of common stock related to the cashless exercise of 45,000 warrants to purchase common stock at an exercise price of $1.25 per share based upon a fair market value of our stock of $1.57 on the date of exercise.

Options and Stock Appreciation Rights to Purchase Common Stock

Stock-based compensation expense recognized under ASC 718-10 for the period July 1, 2012 to March 31, 2013 was $1,234,945 for stock options and stock appreciation rights granted to employees, directors and a consultant. This expense is included in selling, general and administrative expenses in the unaudited condensed consolidated statements of operations. Stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period. At December 31, 2012, the total compensation cost for stock options and stock appreciation rights not yet recognized was approximately $1,571,802. This cost will be recognized over the remaining vesting term of the options and stock appreciation rights of approximately three years.

Restricted Stock Units

The Company recognized stock-based compensation expense of $90,000 related to vested restricted stock units granted to the Company's Executive Chairman. Stock based compensation expense not yet recognized related to restricted stock units amounted to $270,000 at March 31, 2013. This cost will be recognized over the remaining vesting term of the restricted stock units of approximately three years.

A summary of transactions for all employee stock options and stock appreciation rights for the nine month periods ended March 31, 2013 and 2012 is as follows:

Employee Options and Stock Appreciation Rights

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2011	4,439,507	$1.12	6.40
Granted	675,000	$1.06	-
Exercised	-	$-	-
Forfeited	-	$-
Expired	(525,000)	$1.00	-
Outstanding at March 31, 2012	4,589,507	$1.08	5.69	$71,956
Exercisable at March 31, 2012	2,355,508	$1.03	4.89	$71,956

Weighted average fair value of options granted during the nine months ended March 31, 2012		$0.82

Balance at June 30, 2012	4,589,507	$1.04	5.95
Granted	4,247,500	$0.50	9.60
Exercised	-	$-	-
Forfeited	(2,875,000)	$0.92	-
Expired	-	$-
Outstanding at March 31, 2013	5,962,007	$0.75	6.87	$2,721,109
Exercisable at March 31, 2013	3,375,257	$0.86	5.97	$1,159,109

Weighted average fair value of options granted during the nine months ended March 31, 2013		$0.37

On September 1, 2011, ten-year options to purchase 150,000 shares of common stock at an exercise price of $1.95 share, which were contingently granted by the Company on June 3, 2011, were granted to its Chief Financial Officer, upon his transition from part time consultant to full-time employee. Of the options granted, 50,000 vested immediately and the remaining options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 90.6% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 2.11%. The value of the options, $224,778, will be recorded as expense over the requisite service period.

On September 20, 2011, the Company granted ten-year options to purchase 175,000 shares of common stock at an exercise price of $0.81 share to each of its three original executive officers. The options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 88.89% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 1.25%. The value of the options, $320,271, will be recorded as expense over the requisite service period. These options replaced options to purchase the same number of shares at an exercise price of $1.00 per share which expired on September 15, 2011.

On September 21, 2012, the Company granted options to purchase 70,000 shares of the Company's common stock at an exercise price of $0.63 per share to the father of the Company's Chief Executive Officer and Chief Technology Officer in recognition of his service. Of the options granted, 35,000 vest immediately with the remainder vesting semi-annually each December 31 and June 30 over a three year period, subject to continued employment on the vesting date. The Company valued the options at $28,358 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 4 years, using the Simplified Method and a discount rate of 0.53%.

On September 21, 2012, the Company granted five-year options to purchase 265,000 shares of common stock at an exercise price of $0.60 per share to non-executive employees. The options vest 25% immediately with the remainder vesting annually over three years, subject to continued employment. The Company valued the options at $101,029 using the Black-Scholes option pricing model using a volatility of 89.93%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 4 years, using the Simplified Method and a discount rate of 0.53%. The resulting expense will be recognized 25% immediately and the remainder over the vesting period.

On November 14, 2012 , the Compensation Committee of the Board of Directors granted its Chief Executive Officer, Chief Financial Officer, Chief Technology Officer and former President 800,000 each stock settled stock appreciation rights ("SARS") of which (i) 200,000 vested immediately, (ii) 200,000 vest upon the Company generating $3,000,000 in revenue in any 12-month period, (iii) another 200,000 vest upon the Company generating $5,000,000 in revenue in any 12-month period and (iv) another 200,000 vest upon the Company generating $6,000,000 in revenue in any 12-month period. The SARs are exercisable at $0.45 per share over a 10-year period. The Company valued the SARS at $1,086,560 using the Black-Scholes option pricing model using a volatility of 89.67%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 6.5 years, using the Simplified Method and a discount rate of 0.93%. The resulting expense will be recognized 25% immediately and the remainder over the vesting period.

The Company's Chief Executive Officer, former President and Chief Technology Officer agreed to cancel the 250,000 stock options granted to each of them in their prior employment agreements.

In connection with a Termination and Release Agreement (the "Release Agreement") effective February 8, 2013, the Company issued its former President options to purchase 112,500 shares of common stock at an exercise price of $0.39 per share, subject to a lockup agreement for the option shares and the other shares he currently owns. The options are fully vested and have a ten year term. Additionally, in connection with the Release Agreement the Company cancelled options to purchase 1,325,000 shares of common stock at exercise prices from $0.667 to $1.22 per share and cancelled stock appreciation rights for 800,000 shares of common stock at an exercise price of $0.45 per share. Because the value of the options and stock appreciation rights cancelled exceeded the fair value of the new options granted, no expense will be recognized relating to these options.

A summary of options issued to directors under the 2007 Plan and changes during the period from June 30, 2011 to March 31, 2012 and from June 30, 2012 to March 31, 2013 is as follows:

Options Issued to Directors

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2011	790,000	$1.25	7.98
Granted	280,000	$1.60	10.00
Exercised	(35,000)	$0.95	-
Forfeited	(142,500)	$1.46	-
Expired	-	$-	-
Outstanding at March 31, 2012	892,500	$1.35	7.89	$13,585
Exercisable at March 31, 2012	538,834	$1.25	7.10	$5,535

Weighted average fair value of options granted during the nine months ended March 31, 2012		$1.13

Balance at June 30, 2012	857,500	$1.36	7.96
Granted	610,000	$0.95	10.00
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at March 31, 2013	1,467,500	$1.19	8.25	$224,970
Exercisable at March 31, 2013	770,582	$1.39	7.12	$60,737

Weighted average fair value of options granted during the nine months ended March 31, 2013		$0.72

On July 1, 2011, as an automatic granter under the Equity Incentive Plan, the Company granted options to purchase 245,000 shares of the Company's common stock to directors of the Company. The options have an exercise price of $1.75 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 89.65% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.35%. The value of the options, $311,001, will be recognized over the vesting term, one year.

On September 28, 2011, in connection with the resignation of a director, options to purchase 142,500 shares of common stock at a weighted average exercise price of $1.46 per share were forfeited.

On July 1, 2012, as an automatic granter under the Equity Incentive Plan, the Company issued options to purchase 230,000 shares of common stock to directors. The options have an exercise price of $0.91 per share, vest on June 30, 2013¸ subject to continuing service as a director and bear a ten year term. The options were valued using the Black-Scholes model using a volatility of 91.04% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.5 years (using the simplified method) and a discount rate of 0.82%. The value of these options will be recognized as expense over the requisite service period.

On December 6, 2012, the Company issued options to purchase 5,000 shares of common stock to a director upon his appointment to the audit committee. The options have an exercise price of $0.36 per share, and vest over three years, subject to continued service and bear a ten year term. The options were valued using the Black-Scholes model using a volatility of 89.86% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 0.90%. The value of these options, $1,360, will be recognized as expense over the requisite service period.

In March 2013, the Company granted each of its three non-employee directors ten year options to purchase 125,000 shares of common stock at an exercise price of $0.99 per share. The options vest annually over a three year period, subject to continued service as a director. The options were valued using the Black-Scholes model using a volatility of 93.11 (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.25%. The value of these options, $287,405, will be recognized as expense over the requisite service period.

A summary of options issued to non-employees under the 2007 Plan and changes during the nine month periods from June 30, 2011 to March 31, 2012 and from June 30, 2012 to March 31, 2013 is as follows:

Non-Employee, Non-Director Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2011	540,000	$1.16	3.14
Granted	-	$-	-
Exercised	-	$-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at March 31, 2012	540,000	$1.16	2.39	$-
Exercisable at March 31, 2012	540,000	$1.16	2.39	$-

Weighted average fair value of options granted during the nine months ended March 31, 2012		N/A

Balance at June 30, 2012	540,000	$1.16	3.14
Granted	150,000	$1.33	10.00
Exercised	(100,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at March 31, 2013	590,000	$1.19	3.67	$32,750
Exercisable at March 31, 2013	440,000	$1.14	1.52	$32,750

Weighted average fair value of options granted during the nine months ended March 31, 2013		N/A

In September 2012, the Company issued 100,000 shares of common stock in exchange for $50,000 in connection with the exercise of 100,000 options to purchase shares of the Company's common stock related to an offer by the Company to reduce the exercise price to $0.50 per share. The original exercise price of the options was $1.25 per share. The Company recognized a loss resulting from the reduction of the exercise price of the options exercised in the amount of $391 representing the difference in the fair market value of the repriced options as compared to the fair market value of the original options on the exercise date. The fair market value of the options was determined using the Black-Scholes options pricing model.

In March 2013, the Company granted ten year options to purchase 150,000 shares of common stock at an exercise price of $1.33 per share to a consultant. The options vest annually over a three year period, subject to continued service as a consultant. The options were valued using the Black-Scholes model using a volatility of 93.11 (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.23%. The value of these options, $154,415, will be recognized as expense over the requisite service period.

Warrants to Purchase Common Stock

The Company accounts for warrants issued for services in accordance with ASC 505-50-30-2 Equity Based Payments to Non-Employees. As such, the Company calculates the fair value of the warrants granted using the Black-Scholes option pricing model and records the fair value to either prepaid expense or expense based upon the terms of the underlying contract for services. In applying the Black-Scholes method, the Company calculates volatility based upon the historical market price of the Company's common stock, utilizes discount rates obtained from the Federal Reserve Statistical Release for treasury instruments of the same duration and expected term as the contractual term of the warrants.

Warrants issued in connection with the sale of shares of common stock are treated as part of the equity transaction and are recorded in stockholders' equity or liabilities in accordance with the guidance at ASC 480-10-25.

A summary of warrants issued for settlements and changes during the periods July 1, 2011 to March 31, 2012 and from July 1, 2012 to March 31, 2013 is as follows:

Warrants Issued as Settlements

	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2011	474,508	$1.05	1.91
Granted	-	$-	-
Exercised	(130,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at March 31, 2012	344,508	$1.50	1.17
Exercisable at March 31, 2012	344,508	$1.50	1.17

Weighted average fair value of warrants granted during the nine months ended March 31, 2012		N/A

Balance at June 30, 2012	344,058	$1.50	0.92
Granted	350,000	$0.60	5.00
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at March 31, 2013	694,058	$0.84	2.34
Exercisable at March 31, 2013	694,058	$0.84	2.34

Weighted average fair value of warrants granted during the nine months ended March 31, 2013		$0.33

On September 21, 2012, the Company granted five year warrants to purchase 350,000 shares of the Company's common stock at an exercise price of $0.63 per share to a director in recognition of his exemplary five years of service to the Company. The warrants vested immediately. The Company valued the warrants at $115,883 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 2.5 years, using the Simplified Method and a discount rate of 0.32%.

A summary of warrants issued for cash and changes during the periods June 30, 2011 to March 31, 2012 and from June 30, 2012 to March 31, 2013 is as follows:

Warrants issued for cash or services

	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2011	4,651,200	$1.46	2.68
Granted	-	$-	-
Exercised	(85,000)	$0.50	-
Exercise recission	45,000	$1.25
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at March 31, 2012	4,611,200	$1.47	1.93
Exercisable at March 31, 2012	4,611,200	$1.47	1.93

Weighted average fair value of warrants granted during the nine months ended March 31, 2012		N/A

Balance at June 30, 2012	4,461,200	$1.46	2.46
Granted	50,000	$0.63	5.00
Exercised	(1,865,000)	$0.50	-
Forfeited	-	$-	-
Expired	(1,420,000)	$1.60	-
Outstanding at March 31, 2013	1,226,200	$1.25	1.56
Exercisable at March 31, 2013	1,226,200	$1.25	1.56

Weighted average fair value of warrants granted during the nine months ended March 31, 2013		$0.44

On September 21, 2012, the Company granted five year warrants to purchase 50,000 shares of the Company's common stock at an exercise price of $0.63 per share to the Company's Investor Relations firm in recognition of their performance over the past year. The warrants vested immediately. The Company valued the warrants at $21,787 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 5 years, the term of the warrants, and a discount rate of 0.70%.

During the nine months ended March 31, 2013, the Company issued 1,820,000 shares of common stock in exchange for $910,000 in connection with the exercise of 1,820,000 warrants to purchase shares of the Company's common stock related to an offer by the Company to reduce the exercise price to $0.50 per share. The original exercise prices of the warrants ranged from $1.25 to $1.75 per share. The cost of repricing warrants recognized by the Company amounted to $70,491 for the nine months ended March 31, 2013. The cost represents the incremental increase in the fair value of the repriced warrants as compared to the original warrants granted, valued on the exercise date. The fair value of the warrants was determined using the Black-Scholes option pricing model.

During December 2012, warrants to purchase 320,000 shares of the Company's common stock at an exercise price of $1.60 per share expired unexercised. During the three months ended March 31, 2013, warrants to purchase 1,395,000 shares of common stock at an exercise price of $1.60 per share expired unexercised.

During the three months ended March 31, 2013, the Company issued 9,171 shares of common stock in connection with the cashless exercise of warrants to purchase 45,000 shares of common stock with an exercise price of $1.25 and a fair market value of the Company's common stock of $1.57 on the date of exercise.

7.

STOCKHOLDERS' EQUITY (DEFICIT)

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share with such rights, preferences and limitations as may be set from time to time by resolution of the board of directors and the filing of a certificate of designation as required by Delaware law.

Common Stock Issued for Cash

In September 2010, the Company issued 180,000 shares of common stock and issued three year warrants to purchase 180,000 shares of common stock at an exercise price of $1.25 per share in exchange for $162,000 in private placements with two accredited investors.

On September 1, 2010, the Company signed a $5 million common stock purchase agreement with Lincoln Park Capital Fund, LLC, an Illinois limited liability company ("LPC"). Upon signing the agreement, the Company received $190,000, net of a $10,000 finder's fee, from LPC as an initial purchase under the $5 million commitment in exchange for 200,000 shares of the Company's common stock and five year warrants to purchase 200,000 shares common stock at an exercise price of $1.25 per share. These warrants have been accounted for as a sale of warrants and common stock and accordingly, have been recorded in stockholder's equity.

The Company also entered into a registration rights agreement with LPC whereby it agreed to file a registration statement related to the transaction with the Securities and Exchange Commission ("SEC") covering the shares that may be issued to LPC under the purchase agreement. The Company filed a registration statement on November 4, 2010 which became effective on November 29, 2010. Under the registration statement, the Company registered 2.5 million shares of the Company's common stock. From November 29, 2010 through June 30, 2011, the Company issued 2,148,063 shares of common stock in exchange for $3,158,866.

The Company has the right, in its sole discretion, over a 30-month period to sell shares of common stock to LPC in amounts up to $500,000 per sale, depending on certain conditions as set forth in the purchase agreement, which at the time the time the purchase agreement was signed was up to an additional $4.8 million.

There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the purchase agreement will be based on the prevailing market prices of the Company's shares immediately preceding the time of sales without any fixed discount, and the Company will control the timing and amount of any future sales of shares to LPC. LPC shall not have the right or the obligation to purchase any shares of common stock on any business day that the price the Company's common stock is below $1.00.

In consideration for entering into the purchase agreement, the Company issued to LPC 75,000 shares of common stock as a commitment fee and will issue up to 225,000 shares pro rata as LPC purchases additional shares. As of June 30, 2011, 148,063 "pro-rata" shares have been issued. The commitment shares are subject to a 30 month lock up restriction. The purchase agreement may be terminated by the Company at any time at our discretion without any cost to it. Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement.

During the year ended June 30, 2011 the Company issued 1,649,000 shares of common stock and 841,200 warrants to purchase common stock in exchange for $1,352,720, net of a $19,180 finder's fee in connection with private placements with credited investors.

On January 5, 2012, the Company signed a new $5 million common stock purchase agreement with Lincoln Park Capital Fund, LLC, an Illinois limited liability company ("LPC"). Upon signing the agreement, the Company received $100,000 from LPC as an initial purchase under the $5 million commitment in exchange for 316,667 shares of the Company's common stock.

The Company also entered into a registration rights agreement with LPC whereby it agreed to file a registration statement related to the transaction with the Securities and Exchange Commission ("SEC") covering the shares that may be issued to LPC under the purchase agreement. The Company filed a registration statement on January 6, 2012 which became effective on March 26, 2012. Under the registration statement, the Company registered 4.4 million shares of the Company's common stock. From March 26, 2012 through June 30, 2011, the Company issued 686,082 shares of common stock in exchange for $510,000.

The Company has the right, in its sole discretion, over a 30-month period to sell shares of common stock to LPC in amounts up to $500,000 per sale, depending on certain conditions as set forth in the purchase agreement, which at the time of the purchase agreement was signed was up to an additional $4.9 million. During the year ended June 30, 2012, the Company issued 1,002,749 shares of common stock in exchange for $610,000 under the purchase agreement.

There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the purchase agreement will be based on the prevailing market prices of the Company's shares immediately preceding the time of sales without any fixed discount, and the Company will control the timing and amount of any future sales of shares to LPC. LPC shall not have the right or the obligation to purchase any shares of common stock on any business day that the price the Company's common stock is below $0.35.

In consideration for entering into the purchase agreement, the Company issued to LPC 150,000 shares of common stock as a commitment fee and will issue up to 450,000 shares pro rata as LPC purchases additional shares. As of June 30, 2012, 194,080 "pro-rata" shares have been issued. The commitment shares are subject to a 30 month lock up restriction. The purchase agreement may be terminated by the Company at any time at our discretion without any cost to it. Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement.

During the year ended June 30, 2012 the Company issued 1,143,400 shares of common stock in exchange for $571,700 in connection with private placements with accredited investors.

Common Stock for Services

As of September 30, 2010, 50,000 shares of common stock were issuable in connection with a one year consulting agreement for investor relations. The shares vest quarterly beginning September 30, 2010, subject to continued engagement as a consultant to the Company. The Company recorded prepaid expense and additional paid in capital of $65,500, representing the fair market value of the shares on the date of grant and has amortized the prepaid expense over the one year period of the agreement based upon the fair market value of the shares on each vesting date in accordance with ASC 505-50-S99. During the year ended June 30, 2011, the total expense related to this grant amounted to $78,500.

On December 8, 2010, the board authorized the issuance of an additional 75,000 shares of restricted common stock in recognition of the past performance of the Company's investor relations consultant. This stock was valued at $90,000 based upon the fair market value of the stock on the date of the grant, $1.20.

In January 2011, the Company issued 45,000 shares of common stock to an investment banking firm as a finder's fee for the arrangement of private placements.

Common Stock Issued for Exercise of Options and Warrants and Cashless Exercise of Warrants

In January 2011, the Company issued 303,303 shares of common stock in exchange for $379,129 in connection with the exercise of warrants with an exercise price of $1.25 per share.

In April 2011, the Company issued 100,000 shares of common stock in exchange for $122,000 in connection with the exercise of options with an exercise price of $1.22 per share.

In April 2011, the Company issued 73,127 shares of the Company's common stock in connection with the cashless exercise of warrants to purchase 120,000 shares of common stock at an exercise price of $1.25 per share and based the market value of the Company's common stock of $3.20 per share. In July 2011, the Company rescinded the issuance of 27,422 shares issued upon the cashless exercise of warrants to purchase 75,000 shares of common stock at an exercise price of $1.25 per share.

In July 2011, the Company issued 30,000 shares of common stock to a director in exchange for $30,000 in connection with the exercise of options with an exercise price of $1.00 per share.

In December 2011, the Company issued 5,000 shares of common stock to a director in connection with the exercise of options with an exercise price of $0.667 per share.

In January 2012, the Company issued 85,000 shares in exchange for $42,500 in connection with the exercise of warrants. The warrants had original exercise prices between $1.25 and $1.60 share. The Company recognized a loss on repricing of the warrants exercised of $11,919, during the three months ended March 31, 2012, representing the change in the value of the repriced warrants as compared to the value of the original warrants on the date of exercise.

Common Stock Issued For Arrangement of Line of Credit

In February 2011, the Company issued 892,857 shares of common stock and five-year warrants to purchase 1,000,000 shares of the Company's common stock at an exercise price of $1.25 per share in exchange for a principle reduction in the Company's line of credit in the amount of $1,000,000. (See Note 6.)

Common Stock Issued for Settlement

In December 2011, the Company issued 441,177 shares of common stock to a director in settlement of a loan amount due to the director by the Company's predecessor company. The fair value of the shares issued was $300,000, calculated using the closing price on the date of the settlement, and was recorded as a loss on settlement. As further inducement to enter into the settlement, the Company offered to reduce the exercise price of warrants held by the director from $1.50 to $0.50 per share if the director exercised the options within a short period of time. The Company issued an additional 130,000 shares of common stock to the director in exchange for $65,000 in connection with the preceding offer. As a result, the Company recognized a loss on warrant repricing of $5,834 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share.